Shareholder Report, Holdings (Details) - Capital Group Dividend Value ETF - CGDV [Member]	Nov. 30, 2025
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.64%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.55%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.08%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.73%
Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%